Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$8,115	$7,748
Accrued expenses	3,426	4,131
Governmental authorities	2,464	2,940
Warranty provision	311	320

	$14,316	$15,139